Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	673,167,204.65	33,437
Yield Supplement Overcollateralization Amount 12/31/20	33,162,623.68	0
Receivables Balance 12/31/20	706,329,828.33	33,437
Principal Payments	25,465,216.79	898
Defaulted Receivables	593,867.79	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	31,504,633.48	0
Pool Balance at 01/31/21	648,766,110.27	32,514

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.94%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,548,470.16	108
Past Due 61-90 days	814,740.98	32
Past Due 91-120 days	273,988.25	12
Past Due 121+ days	0.00	0
Total	3,637,199.39	152

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	270,863.71
Aggregate Net Losses/(Gains) - January 2021	323,004.08
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.55%
Prior Net Losses Ratio	0.08%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	7,460,810.27
Actual Overcollateralization	7,460,810.27
Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	53.20

Flow of Funds	$ Amount
Collections	27,893,193.35
Investment Earnings on Cash Accounts	203.73
Servicing Fee(1)	(588,608.19)
Transfer to Collection Account	-
Available Funds	27,304,788.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	317,636.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,909,671.53
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,460,810.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,818,964.36
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	27,304,788.89

Servicing Fee	588,608.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	665,425,781.80
Principal Paid	24,120,481.80
Note Balance @ 02/16/21	641,305,300.00

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2a
Note Balance @ 01/15/21	220,897,488.36
Principal Paid	19,840,765.37
Note Balance @ 02/16/21	201,056,722.99
Note Factor @ 02/16/21	86.7371540%

Class A-2b
Note Balance @ 01/15/21	47,648,293.44
Principal Paid	4,279,716.43
Note Balance @ 02/16/21	43,368,577.01
Note Factor @ 02/16/21	86.7371540%

Class A-3
Note Balance @ 01/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	281,800,000.00
Note Factor @ 02/16/21	100.0000000%

Class A-4
Note Balance @ 01/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	76,830,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	25,500,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	12,750,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	365,342.73
Total Principal Paid	24,120,481.80
Total Paid	24,485,824.53

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	101,244.68
Principal Paid	19,840,765.37
Total Paid to A-2a Holders	19,942,010.05

Class A-2b
One-Month Libor	0.12650%
Coupon	0.37650%
Interest Paid	15,946.30
Principal Paid	4,279,716.43
Total Paid to A-2b Holders	4,295,662.73

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4309913
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4547020
Total Distribution Amount	28.8856933

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4367760
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	85.5943286
Total A-2a Distribution Amount	86.0311046

A-2b Interest Distribution Amount	0.3189260
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	85.5943286
Total A-2b Distribution Amount	85.9132546

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.09
Noteholders' Third Priority Principal Distributable Amount	528.60
Noteholders' Principal Distributable Amount	309.31

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	8,498,098.59
Investment Earnings	183.93
Investment Earnings Paid	(183.93)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,808,448.06	$3,822,144.16	$2,065,642.68
Number of Extensions	64	145	74
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.52%	0.27%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.